Long-Term Debt - Schedule of Deferred Financing Costs (Table) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Opening balance	$ 11,203	$ 14,095
Expenditures in the period	8,322	1,193
Amortization included within interest expense	(5,363)	(4,085)
Closing balance	$ 14,162	$ 11,203